INCOME TAXES (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 25, 2012
Deferred tax assets:
Federal tax net operating loss carryforwards	$ 9,089	$ 8,045
State and foreign tax net operating loss carryforwards	11,417	11,102
Membership deferred revenue	51,568	48,041
Reserves and accruals	19,902	17,422
Texas tax credit	3,162	2,930
Suspended losses	0	11,272
Deferred Tax Assets, Capital Loss Carryforwards	6,723	0
Straight-line rent	8,650	7,321
Other	18,942	17,663
Total gross deferred tax assets	129,453	123,796
Valuation allowance	(10,916)	(10,474)
Deferred tax liabilities:
Discounts on membership initiation deposits and acquired notes	(150,905)	(151,538)
Property and equipment	(155,424)	(145,989)
Deferred revenue	(1,920)	(1,872)
Intangibles	(10,541)	(11,435)
Other	(333)	(2,382)
Total gross deferred tax liabilities	(319,123)	(313,216)
Net deferred tax liability	(200,586)	(199,894)
Reported as:
Current portion-deferred tax asset, net	10,403	7,896
Long-term deferred tax liability, net	$ (210,989)	$ (207,790)